BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Plant [Member]
Property, Plant and Equipment, Estimated Useful Lives	20 years
Furniture and Fixtures [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	10 years
Automobiles [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 years